Organization (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying amounts of major classes of assets included as part of the assets held for sale
Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	$ 9,354	$ 14,279
VIE [Member]
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	336	51
Restricted cash	708	3,459
Accounts receivable	97	2,565
Receivable from MVNO franchisees	377	3,514
Inventories	154	221
Prepaid expenses and other current assets	883	423
Current assets held for sale	2,555	10,233
Property and equipment, net	637	858
Intangible assets, net	7,175	8,330
Goodwill	701	736
Deferred tax assets		940
Other non-current assets	1,908	81
Non-current assets held for sale	10,421	10,945
Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	12,976	21,178
Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	1,739	4,143
Accrued expenses and other payables	4,055	4,038
Amounts due to continuing operations	9,354	14,279
Advances from customers	50
Deferred revenues	3,491	5,904
Short-term bank borrowings	36
Current liabilities held for sale	18,725	28,364
Deferred tax liabilities	1,779	1,500
Non-current liabilities held for sale	1,779	1,500
Total liabilities of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	$ 20,504	$ 29,864